Business Segment Information	12 Months Ended
Aug. 31, 2018
Business Segment Information [Abstract]
Business Segment Information

25. BUSINESS SEGMENT INFORMATION

The Company’s chief operating decision makers are the Chief Executive Officer, President and Executive Vice President, Chief Financial & Corporate Development Officer and they review the operating performance of the Company by segments, which are comprised of Wireline and Wireless.  As a result of the restructuring undertaken in 2017, the Company reorganized and integrated its management structure, previously separated in the Consumer and Business Network Services segments, into a combined Wireline segment, as costs were becoming increasingly inseparable between these segments.  There was no change to the Wireless operating segment.  The accounting policies of the segments are the same as those described in the summary of significant accounting policies.  The chief operating decision makers utilize operating income before restructuring costs and amortization for each segment as a key measure in making operating decisions and assessing performance.

The Wireline segment provides Cable telecommunications services including Video, Internet, Wi-Fi, Phone, Satellite Video and data networking through a national fibre-optic backbone network to Canadian consumers, North American businesses and public-sector entities.  The Wireless segment provides wireless services for voice and data communications serving customers in Ontario, British Columbia and Alberta.

The previously reported Business Infrastructure Services segment was comprised primarily of the ViaWest operations and as a result, the majority of this segment is now reported in discontinued operations.  The remaining operations and their results are now included within the Wireline segment.

Both of the Company’s reportable segments are substantially located in Canada.  Information on operations by segment is as follows:

	2018	2017
	$	$
Revenue
Wireline	4,292	4,280
Wireless
Service	595	482
Equipment	356	123
	951	605
	5,243	4,885
Intersegment eliminations	(4)	(3)
	5,239	4,882
Operating income before restructuring costs and amortization
Wireline	1,913	1,864
Wireless	176	133
	2,089	1,997
Restructuring costs(1)	(446)	(54)
Amortization(1)	(1,012)	(944)
Operating income	631	999
Interest(1)
Operating	247	265
Other/non-operating	1	2
	248	267
Current taxes(1)
Operating	166	174
Other/non-operating	(29)	(32)
	137	142

(1)	The Company does not report restructuring costs, amortization, interest or cash taxes on a segmented basis.

Capital expenditures

	2018	2017
	$	$
Capital expenditures accrual basis
Wireline	970	890
Wireless	343	255
	1,313	1,145
Equipment costs (net of revenue)
Wireline	54	80
Capital expenditures and equipment costs (net)
Wireline	1,024	970
Wireless	343	255
	1,367	1,225
Reconciliation to Consolidated Statements of Cash Flows
Additions to property, plant and equipment	1,127	999
Additions to equipment costs (net)	49	73
Additions to other intangibles	131	111
Total of capital expenditures and equipment costs (net) per Consolidated Statements of Cash Flows	1,307	1,183
Increase in working capital and other liabilities related to capital expenditures	65	35
Decrease in customer equipment financing receivables	4	7
Less: Proceeds on disposal of property, plant and equipment	(9)	–
Total capital expenditures and equipment costs (net) reported by segments	1,367	1,225